Investment Portfolioas of March 31, 2026 (Unaudited)
DWS Digital Horizons Fund
	Shares	Value ($)

Common Stocks 99.9%
Aerospace & Defense 0.4%
Voyager Technologies, Inc. “A”* (a)	15,407	360,370
Automobiles 1.0%
Tesla, Inc.*	2,197	816,735
Broadline Retail 8.5%
Amazon.com, Inc.*	20,770	4,325,768
Global-e Online Ltd.*	16,519	509,611
MercadoLibre, Inc.*	960	1,659,859
Sea Ltd. (ADR)*	5,969	494,293
		6,989,531
Capital Markets 0.9%
Galaxy Digital, Inc. “A”*	7,949	146,659
Robinhood Markets, Inc. “A”*	8,945	619,888
		766,547
Diversified Telecommunication Services 2.1%
AT&T, Inc.	60,396	1,750,880
Electrical Equipment 1.6%
Bloom Energy Corp. “A”*	9,475	1,283,768
Electronic Equipment, Instruments & Components 1.2%
Fabrinet*	1,375	717,090
Rigaku Holdings Corp.	18,400	240,717
		957,807
Entertainment 9.0%
Live Nation Entertainment, Inc.*	4,628	705,816
Netflix, Inc.*	19,724	1,896,463
ROBLOX Corp. “A”*	13,022	736,524
Spotify Technology SA*	3,423	1,659,847
Take-Two Interactive Software, Inc.*	4,009	791,777
TKO Group Holdings, Inc.	2,018	406,930
Universal Music Group NV	36,409	706,573
Walt Disney Co.	5,391	519,585
		7,423,515
Financial Services 1.9%
Adyen NV 144A*	459	461,267
Block, Inc.*	7,739	465,733
Sony Financial Group, Inc.	31,200	28,555
Toast, Inc. “A”*	23,441	621,421
		1,576,976

Ground Transportation 1.5%
Uber Technologies, Inc.*	17,388	1,250,719
Health Care Equipment & Supplies 1.6%
Intuitive Surgical, Inc.*	2,782	1,282,474
Health Care Technology 0.1%
Doximity, Inc. “A”*	3,022	70,413
Hotels, Restaurants & Leisure 2.4%
Airbnb, Inc. “A”*	7,347	927,779
DoorDash, Inc. “A”*	6,817	1,023,573
		1,951,352
Household Durables 0.8%
Sony Group Corp.	31,200	642,695
Interactive Media & Services 12.5%
Alphabet, Inc. “A”	12,664	3,641,660
Alphabet, Inc. “C”	10,472	3,003,998
Meta Platforms, Inc. “A”	5,454	3,120,397
Pinterest, Inc. “A”*	25,866	474,382
		10,240,437
IT Services 4.0%
Cloudflare, Inc. “A”*	5,405	1,115,268
MongoDB, Inc.*	1,307	319,914
Shopify, Inc. “A”*	8,041	953,824
Snowflake, Inc.*	5,781	871,890
		3,260,896
Media 1.1%
New York Times Co. “A”	10,314	863,591
Professional Services 0.6%
RELX PLC	14,766	484,996
Semiconductors & Semiconductor Equipment 23.0%
Ambiq Micro, Inc.*	13,027	331,016
Broadcom, Inc.	13,951	4,317,974
Impinj, Inc.*	2,207	226,659
Lam Research Corp.	4,200	897,372
MACOM Technology Solutions Holdings, Inc.*	3,077	683,309
NVIDIA Corp.	69,127	12,055,749
Synaptics, Inc.* (a)	4,814	337,173
		18,849,252
Software 15.3%
AppLovin Corp. “A”*	2,587	1,029,626
Braze, Inc. “A”*	37,064	875,081
Elastic NV*	5,932	296,541
JFrog Ltd.*	16,785	787,720
Microsoft Corp.	20,789	7,695,464
Nebius Group NV* (a)	5,326	552,626
Procore Technologies, Inc.*	3,933	224,181
Unity Software, Inc.*	5,996	131,552

Varonis Systems, Inc.*	11,454	245,917
Zoom Communications, Inc.*	8,879	713,783
		12,552,491
Specialized REITs 1.1%
American Tower Corp.	5,449	940,388
Technology Hardware, Storage & Peripherals 8.8%
Apple, Inc.	27,862	7,071,097
IonQ, Inc.* (a)	5,173	149,138
		7,220,235
Wireless Telecommunication Services 0.5%
SoftBank Group Corp.	18,500	448,010
Total Common Stocks (Cost $74,245,108)		81,984,078

Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.55% (b) (c) (Cost $985,000)	985,000	985,000

Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 3.66% (b) (Cost $667,642)	667,642	667,642

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $75,897,750)	101.9	83,636,720
Other Assets and Liabilities, Net	(1.9)	(1,573,544)
Net Assets	100.0	82,063,176
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2026 are as follows:
Value ($) at 12/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2026	Value ($) at 3/31/2026
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.55% (b) (c)
1,170,090	—	185,090 (d)	—	—	1,526	—	985,000	985,000
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 3.66% (b)
1,094,625	6,803,880	7,230,863	—	—	14,424	—	667,642	667,642
2,264,715	6,803,880	7,415,953	—	—	15,950	—	1,652,642	1,652,642

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2026 amounted to $1,281,295, which is 1.6% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $212,434.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2026.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$360,370	$—	$—	$360,370
Automobiles	816,735	—	—	816,735
Broadline Retail	6,989,531	—	—	6,989,531
Capital Markets	766,547	—	—	766,547
Diversified Telecommunication Services	1,750,880	—	—	1,750,880
Electrical Equipment	1,283,768	—	—	1,283,768
Electronic Equipment, Instruments & Components	717,090	240,717	—	957,807
Entertainment	6,716,942	706,573	—	7,423,515
Financial Services	1,087,154	489,822	—	1,576,976
Ground Transportation	1,250,719	—	—	1,250,719
Health Care Equipment & Supplies	1,282,474	—	—	1,282,474
Health Care Technology	70,413	—	—	70,413
Hotels, Restaurants & Leisure	1,951,352	—	—	1,951,352
Household Durables	—	642,695	—	642,695
Interactive Media & Services	10,240,437	—	—	10,240,437
IT Services	3,260,896	—	—	3,260,896
Media	863,591	—	—	863,591
Professional Services	—	484,996	—	484,996
Semiconductors & Semiconductor Equipment	18,849,252	—	—	18,849,252
Software	12,552,491	—	—	12,552,491
Specialized REITs	940,388	—	—	940,388
Technology Hardware, Storage & Peripherals	7,220,235	—	—	7,220,235
Wireless Telecommunication Services	—	448,010	—	448,010
Short-Term Investments (a)	1,652,642	—	—	1,652,642
Total	$80,623,907	$3,012,813	$—	$83,636,720

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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